Offerings - Offering: 1	Oct. 10, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.47
Maximum Aggregate Offering Price	$ 7,350,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,015.04
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant’s common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the registrant’s outstanding shares of common stock.Represents an aggregate 5,000,000 shares of the Registrant’s common stock.Estimated solely for the purpose of calculating the registration fee and computed in accordance with Rule 457(c) under the Securities Act using the average of the high and low sale prices of the common stock on October 3, 2025, as reported on The Nasdaq Capital Market.